Cover	9 Months Ended
Sep. 30, 2023
Cover [Abstract]
Entity Registrant Name	SINGLEPOINT INC.
Entity Central Index Key	0001443611
Document Type	S-1
Amendment Flag	true
Entity Small Business	true
Entity Emerging Growth Company	false
Entity Filer Category	Non-accelerated Filer
Entity Incorporation State Country Code	NV
Entity Tax Identification Number	26-1240905
Entity Address Address Line 1	3104 E Camelback Rd #2137
Entity Address City Or Town	Phoenix
Entity Address State Or Province	AZ
Entity Address Postal Zip Code	85016
City Area Code	888
Amendment Description	This Amendment No. 1 to Post-Effective Amendment No. 2 (the “Amendment”) to the Registration Statement on Form S-1 constitutes an amendment to the Post-Effective Amendment No. 2 (the “Previous Amendment”) to our registration statement on Form S-1 (File No. 333-269516) (the “Registration Statement”), which was declared effective, as amended, by the Securities and Exchange Commission (the “SEC”) on September 26, 2023. The Previous Amendment was filed with the SEC on January 24, 2024 to incorporate certain information by reference. The Amendment is being filed to include the information that was incorporated by reference in the Previous Amendment. The Registrant is filing this Amendment to (i) update the contents of the prospectus contained in the Registration Statement pursuant to Section 10(a)(3) of the Securities Act in respect of the continuous offering pursuant to Rule 415 of the shares of common stock described above and (ii) incorporate certain information from the Company’s Quarterly Reports on Form 10-Q for the quarter ended September 30, 2023 that was filed with the SEC on November 14, 2023. As of February 12, 2024, 1,093 shares of common stock, as adjusted for the reverse stock splits described in the prospectus, have been sold pursuant to the effective Registration Statement for an aggregate amount of approximately $278,522.
Local Phone Number	682-7464